WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 119.7%
COMMUNICATION SERVICES - 16.1%
Diversified Telecommunication Services - 2.7%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	200,000	$153,522	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	290,000	184,564	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,240,000	974,077	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	560,000	419,703	(a)
Lumen Technologies Inc., Senior Notes	7.600%	9/15/39	1,050,000	715,554
Orange SA, Senior Notes	9.000%	3/1/31	600,000	720,401
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	250,000	236,461	(a)

Total Diversified Telecommunication Services				3,404,282

Entertainment - 0.2%
Netflix Inc., Senior Notes	6.375%	5/15/29	310,000	308,479

Interactive Media & Services - 0.3%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	500,000	378,213	(a)

Media - 8.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,150,000	1,543,969	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	899,446
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	420,000	386,075
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,130,000	998,847
Comcast Corp., Senior Notes	2.350%	1/15/27	1,670,000	1,499,927
Comcast Corp., Senior Notes	7.050%	3/15/33	1,000,000	1,098,643
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	2,720,000	2,351,100	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	450,000	402,262
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,890,000	1,452,531
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	720,000	686,414

Total Media				11,319,214

Wireless Telecommunication Services - 4.1%
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	1,530,000	1,043,192	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	270,000	178,849	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	432,295
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000	34,834

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	1

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - (continued)
Sprint Corp., Senior Notes	7.875%	9/15/23	760,000		$769,021
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,140,000		959,789
VEON Holdings BV, Senior Notes	5.950%	2/13/23	570,000		466,783	(a)
VEON Holdings BV, Senior Notes	3.375%	11/25/27	200,000		103,250	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,040,000		804,899	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	500,000		471,247

Total Wireless Telecommunication Services					5,264,159

TOTAL COMMUNICATION SERVICES					20,674,347

CONSUMER DISCRETIONARY - 15.6%
Auto Components - 1.7%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	580,000		509,025	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	900,000		764,064
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,020,000		944,571	(a)

Total Auto Components					2,217,660

Automobiles - 3.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,700,000		1,227,493
General Motors Co., Senior Notes	5.400%	10/2/23	100,000		100,055
General Motors Co., Senior Notes	6.125%	10/1/25	130,000		130,174
General Motors Co., Senior Notes	4.200%	10/1/27	750,000		687,821
General Motors Co., Senior Notes	6.600%	4/1/36	140,000		131,203
Mercedes-Benz Finance North America LLC, Senior Notes	8.500%	1/18/31	1,000,000		1,193,204
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	1,570,000		1,238,235	(a)

Total Automobiles					4,708,185

Diversified Consumer Services - 1.0%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	130,000	EUR	101,607	(b)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	800,000		634,248	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	430,000		363,614	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	320,000		167,853	(a)

Total Diversified Consumer Services					1,267,322

Hotels, Restaurants & Leisure - 8.3%
Carnival Corp., Senior Notes	7.625%	3/1/26	1,160,000		883,357	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	390,000		256,731	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	180,000		144,313	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	430,000		427,816	(a)

See Notes to Schedule of Investments.

2	Western Asset Premier Bond Fund 2022 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	3,390,000		$2,806,842
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.669%)	4.315%	7/16/35	540,000	GBP	476,672	(b)(c)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	510,000		429,459	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	130,000		98,274	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,150,000		847,515	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	720,000		506,030	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	460,000	GBP	427,413	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	300,000	GBP	244,364	(b)
Sands China Ltd., Senior Notes	3.350%	3/8/29	410,000		305,148
Sands China Ltd., Senior Notes	4.875%	6/18/30	240,000		188,131
Sands China Ltd., Senior Notes	3.750%	8/8/31	1,340,000		963,441
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	250,000	GBP	218,227	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	400,000		303,968	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	200,000		138,380	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,610,000		1,049,865	(a)

Total Hotels, Restaurants & Leisure					10,715,946

Household Durables - 0.8%
Lennar Corp., Senior Notes	5.000%	6/15/27	430,000		409,448
Lennar Corp., Senior Notes	4.750%	11/29/27	250,000		231,233
Newell Brands Inc., Senior Notes	4.875%	6/1/25	420,000		406,530

Total Household Durables					1,047,211

Specialty Retail - 0.1%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	340,000		196,811	(a)

TOTAL CONSUMER DISCRETIONARY					20,153,135

CONSUMER STAPLES - 3.8%
Beverages - 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	1,540,000		1,389,655

Food & Staples Retailing - 1.1%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	140,000	GBP	118,412	(b)
CVS Pass-Through Trust	5.789%	1/10/26	159,736		159,764	(a)
CVS Pass-Through Trust	7.507%	1/10/32	290,929		307,777	(a)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	229,598		228,620
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	269,695		277,791
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	248,736		247,095

Total Food & Staples Retailing					1,339,459

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	3

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.9%
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	340,000	$306,579
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	920,000	896,770	(a)

Total Food Products				1,203,349

Tobacco - 0.7%
Altria Group Inc., Senior Notes	2.450%	2/4/32	1,000,000	707,245
Reynolds American Inc., Senior Notes	5.850%	8/15/45	260,000	204,570

Total Tobacco				911,815

TOTAL CONSUMER STAPLES				4,844,278

ENERGY - 22.4%
Energy Equipment & Services - 0.0%††
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	100,000	89,479	(a)

Oil, Gas & Consumable Fuels - 22.4%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	558,007
Burlington Resources LLC, Senior Notes	7.400%	12/1/31	450,000	506,871
Continental Resources Inc., Senior Notes	3.800%	6/1/24	560,000	544,261
Continental Resources Inc., Senior Notes	4.375%	1/15/28	210,000	188,908
Continental Resources Inc., Senior Notes	4.900%	6/1/44	250,000	178,876
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	400,000	345,793
Ecopetrol SA, Senior Notes	5.875%	9/18/23	45,000	44,719
Ecopetrol SA, Senior Notes	5.375%	6/26/26	750,000	679,035
Ecopetrol SA, Senior Notes	7.375%	9/18/43	280,000	206,026
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,510,000	1,523,771
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	610,000	447,586	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	350,000	303,730	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,310,000	1,079,498	(c)(d)
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000	2,162,899
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	230,000	185,690	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	280,000	265,038	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,050,000	957,676
EQT Corp., Senior Notes	5.000%	1/15/29	1,260,000	1,178,177
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	770,000	509,632	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	190,000	205,944
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,500,000	1,311,082

See Notes to Schedule of Investments.

4	Western Asset Premier Bond Fund 2022 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	490,000	$496,558	(a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	250,000	242,266
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	710,000	686,367
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,000,000	937,515	(e)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	819,207
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,270,000	899,362	(a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	360,000	188,975
Range Resources Corp., Senior Notes	5.000%	3/15/23	280,000	279,458
Range Resources Corp., Senior Notes	4.875%	5/15/25	190,000	179,365
Range Resources Corp., Senior Notes	8.250%	1/15/29	300,000	305,887
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	299,211	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	440,000	441,846
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	1,777,209
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	280,000	263,262	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	250,000	247,657
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	19,692
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,062,820
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,750,000	1,645,446	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	300,000	257,893	(a)
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	2,200,000	1,886,500
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	100,000	82,457
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	1,680,000	1,358,893
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	60,000	59,456
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	443,000	476,219
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	45,467
YPF SA, Senior Notes	8.500%	7/28/25	630,000	445,939	(a)

Total Oil, Gas & Consumable Fuels				28,788,146

TOTAL ENERGY				28,877,625

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	5

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 29.9%
Banks - 21.0%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	720,000	$566,397	(a)(c)(d)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,200,000	2,092,544
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,159,000	1,159,091
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	230,000	213,038	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	320,000	297,648	(c)(d)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,000,000	952,281
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	300,000	248,703	(a)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,010,000	956,044	(a)(c)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	975,787	(a)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	900,000	815,667	(c)(d)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	496,617
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	800,000	723,096
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,013,004
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,080,000	1,043,577	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	332,400	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,130,000	948,541	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,320,000	1,231,759	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,070,000	1,884,852	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	400,000	270,113	(a)(c)

See Notes to Schedule of Investments.

6	Western Asset Premier Bond Fund 2022 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	2,600,000		$2,541,500	(c)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	400,000		384,250	(c)(d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000		418,886
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	500,000		449,034	(c)(d)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000		1,413,054
NatWest Group PLC, Subordinated Notes	6.000%	12/19/23	150,000		149,809
NatWest Group PLC, Subordinated Notes	5.125%	5/28/24	1,330,000		1,306,735
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	140,000		140,744
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000		793,729	(a)
UniCredit SpA, Subordinated Notes (2.000% to 9/23/24 then EUR 5 year Swap Rate + 2.400%)	2.000%	9/23/29	400,000	EUR	346,154	(b)(c)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	880,000		655,359	(a)(c)
Wells Fargo & Co., Junior Subordinated Notes (5.900% to 6/15/24 then 3 mo. USD LIBOR + 3.110%)	5.900%	6/15/24	2,500,000		2,280,776	(c)(d)

Total Banks					27,101,189

Capital Markets - 5.0%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	1,300,000		956,583	(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,440,000		1,014,791	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	1,020,000		1,003,047	(a)(c)(d)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	420,000		378,007	(a)(c)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,750,000		1,619,264

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	7

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	680,000	$635,166	(b)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	820,000	777,934	(a)(c)(d)

Total Capital Markets				6,384,792

Diversified Financial Services - 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	500,000	376,639
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	2,000,000	1,453,982
Ahold Lease USA Inc. Pass-Through-Trust, Senior Secured Notes	8.620%	1/2/25	151,652	155,629
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	500,000	448,610
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,089,728	1,576,031	(a)(f)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	200,000	196,500	(b)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	200,000	188,500	(b)

Total Diversified Financial Services				4,395,891

Insurance - 0.5%
MetLife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	653,168

TOTAL FINANCIALS				38,535,040

HEALTH CARE - 8.2%
Health Care Providers & Services - 5.3%
Centene Corp., Senior Notes	3.375%	2/15/30	2,940,000	2,409,845
CVS Health Corp., Senior Notes	3.750%	4/1/30	1,000,000	890,793
HCA Inc., Senior Notes	4.500%	2/15/27	1,000,000	934,921
HCA Inc., Senior Notes	4.125%	6/15/29	550,000	483,077
Humana Inc., Senior Notes	3.950%	3/15/27	1,200,000	1,126,762
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	360,000	297,947	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	670,000	626,775	(a)

Total Health Care Providers & Services				6,770,120

Pharmaceuticals - 2.9%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	370,000	239,161	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	242,000	219,697
Bristol-Myers Squibb Co., Senior Notes	4.625%	5/15/44	250,000	224,111
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	330,000	261,485	*(a)(g)

See Notes to Schedule of Investments.

8	Western Asset Premier Bond Fund 2022 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	575,000	$570,705
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	760,000	738,917
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	780,000	641,039
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	1,046,000	865,424

Total Pharmaceuticals				3,760,539

TOTAL HEALTH CARE				10,530,659

INDUSTRIALS - 13.8%
Aerospace & Defense - 4.1%
Avolon Holdings Funding Ltd., Senior Notes	3.250%	2/15/27	750,000	629,041	(a)
Boeing Co., Senior Notes	3.200%	3/1/29	750,000	627,165
Boeing Co., Senior Notes	3.625%	2/1/31	2,550,000	2,120,376
Boeing Co., Senior Notes	6.125%	2/15/33	600,000	575,407
Boeing Co., Senior Notes	3.750%	2/1/50	500,000	326,877
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	920,000	934,481	(a)

Total Aerospace & Defense				5,213,347

Airlines - 5.6%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	570,000	466,819	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	430,000	404,559	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	170,000	148,627	(a)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	1,100,000	1,090,408
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	310,000	287,554
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	260,000	263,250
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,490,000	1,501,199	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	340,000	317,126	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	874,000	857,079	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,169,999	1,178,353	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	732,320	684,939

Total Airlines				7,199,913

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	9

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Building Products - 1.6%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,870,000		$1,659,195	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	511,000		432,947	(a)

Total Building Products					2,092,142

Commercial Services & Supplies - 0.7%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	930,000		927,210

Industrial Conglomerates - 0.2%
General Electric Co., Junior Subordinated Notes (3 mo. USD LIBOR + 3.330%)	6.623%	12/15/22	260,000		244,123	(c)(d)

Machinery - 0.3%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	500,000	EUR	320,339	(b)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	110,000		100,032

Total Machinery					420,371

Trading Companies & Distributors - 1.3%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	750,000		590,329	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	1,000,000		896,910
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	80,000		77,480
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	110,000		101,095

Total Trading Companies & Distributors					1,665,814

TOTAL INDUSTRIALS					17,762,920

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	7.125%	7/1/28	170,000		131,597	(a)

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	500,000		480,195

Technology Hardware, Storage & Peripherals - 1.4%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,220,000		1,163,378
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	260,000		235,016
Western Digital Corp., Senior Notes	4.750%	2/15/26	430,000		398,778

Total Technology Hardware, Storage & Peripherals					1,797,172

TOTAL INFORMATION TECHNOLOGY					2,408,964

MATERIALS - 5.3%
Chemicals - 2.2%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	920,000		807,973	(b)
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	2,090,000		2,062,656

Total Chemicals					2,870,629

See Notes to Schedule of Investments.

10	Western Asset Premier Bond Fund 2022 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.1%
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	$46,524

Metals & Mining - 1.7%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	430,000	405,152
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	220,000	195,866
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	580,000	484,918
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	210,000	185,682
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	884,704

Total Metals & Mining				2,156,322

Paper & Forest Products - 1.3%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	950,000	927,452	(a)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	1,000,000	784,985

Total Paper & Forest Products				1,712,437

TOTAL MATERIALS				6,785,912

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	120,000	108,802
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,500,000	1,298,760
Service Properties Trust, Senior Notes	4.375%	2/15/30	290,000	190,850

TOTAL REAL ESTATE				1,598,412

UTILITIES - 1.5%
Electric Utilities - 1.0%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	700,000	770,759
InterGen NV, Senior Secured Notes	7.000%	6/30/23	210,000	204,435	(a)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	280,000	240,834	(a)

Total Electric Utilities				1,216,028

Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	810,000	672,300	(a)

TOTAL UTILITIES				1,888,328

TOTAL CORPORATE BONDS & NOTES (Cost - $162,399,913)				154,059,620

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.3%
U.S. Government Obligations - 12.3%
U.S. Treasury Notes	1.625%	5/31/23	1,250,000	1,229,980	(e)
U.S. Treasury Notes	2.750%	8/31/23	1,400,000	1,381,413	(e)
U.S. Treasury Notes	2.875%	9/30/23	2,500,000	2,467,892	(e)
U.S. Treasury Notes	1.500%	2/29/24	2,500,000	2,404,639	(e)
U.S. Treasury Notes	2.125%	3/31/24	1,000,000	968,477	(e)
U.S. Treasury Notes	1.750%	6/30/24	750,000	718,213
U.S. Treasury Notes	3.250%	8/31/24	500,000	491,016

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	11

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	1.500%	1/31/27	2,000,000		$1,793,281
U.S. Treasury Notes	1.875%	2/28/27	3,500,000		3,188,281	(e)
U.S. Treasury Notes	2.750%	7/31/27	1,250,000		1,177,246

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $16,104,423)					15,820,438

SOVEREIGN BONDS - 10.4%
Angola - 0.2%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	400,000		302,042	(a)

Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	43,394		8,400
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	468,827		147,094	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	200,000		152,600	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	560,000		359,240	(a)

Total Argentina					667,334

Chile - 1.0%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	1,960,000		1,332,907

Colombia - 0.4%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	750,000		508,774

Dominican Republic - 0.2%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	380,000		287,113	(a)

Indonesia - 2.2%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	300,000		294,876	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	300,000		281,425	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	2,420,000		2,203,511

Total Indonesia					2,779,812

Mexico - 2.4%
Mexican Bonos, Bonds	5.750%	3/5/26	33,080,000	MXN	1,442,991
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	500,000		459,720
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	1,560,000		1,189,287

Total Mexico					3,091,998

See Notes to Schedule of Investments.

12	Western Asset Premier Bond Fund 2022 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Panama - 1.9%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	3,400,000		$2,402,385
Peru - 0.9%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	1,540,000		1,223,204

Russia - 0.7%
Russian Federal Bond - OFZ	7.750%	9/16/26	61,630,000	RUB	337,839	*(g)
Russian Federal Bond - OFZ	7.050%	1/19/28	79,160,000	RUB	433,934	*(g)
Russian Federal Bond - OFZ	6.900%	5/23/29	15,790,000	RUB	86,556	*(g)

Total Russia					858,329

TOTAL SOVEREIGN BONDS (Cost - $16,052,106)					13,453,898

SENIOR LOANS - 5.4%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.870%	2/1/27	486,216		468,994	(c)(h)(i)

CONSUMER DISCRETIONARY - 2.6%
Diversified Consumer Services - 0.1%
WW International Inc., Initial Term Loan	—	4/13/28	200,000		142,001	(j)

Hotels, Restaurants & Leisure - 2.5%
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.809%	6/22/26	3,363,291		3,257,482	(c)(h)(i)

TOTAL CONSUMER DISCRETIONARY					3,399,483

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Southwestern Energy Co., Initial Term Loan (3 mo. Term SOFR + 2.500%)	6.203%	6/22/27	744,375		735,536	(c)(h)(i)

INDUSTRIALS - 1.8%
Airlines - 1.8%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.460%	10/20/27	650,000		653,503	(c)(h)(i)
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.250%)	8.777%	6/21/27	1,681,500		1,693,212	(c)(h)(i)

TOTAL INDUSTRIALS					2,346,715

TOTAL SENIOR LOANS (Cost - $6,990,048)					6,950,728

ASSET-BACKED SECURITIES - 2.2%
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	3.984%	7/25/46	438,011		135,036	(a)(c)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	13

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	3.884%	3/25/37	347,042	$331,300	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. USD LIBOR + 1.500%)	4.584%	3/25/37	35,901	35,837	(a)(c)
Bear Stearns Asset Backed Securities Trust, 2006-SD3 1PO, STRIPS, PO	0.000%	8/25/36	179,134	151,563
CWABS Asset Backed Notes Trust, 2007-SEA2 1A1 (1 mo. USD LIBOR + 2.000%)	5.084%	8/25/47	1,457	1,450	(a)(c)
Financial Asset Securities Corp. Trust, 2005-1A 1A3B (1 mo. USD LIBOR + 0.410%)	3.523%	2/27/35	157,214	143,459	(a)(c)
GSAMP Trust, 2003-SEA2 A1	5.421%	7/25/33	431,306	391,618
Indymac Manufactured Housing Contract Pass-Through Certificates, 1997-1 A5	6.970%	2/25/28	13,809	13,650
Morgan Stanley ABS Capital Inc. Trust, 2003-SD1 A1 (1 mo. USD LIBOR + 1.000%)	4.084%	3/25/33	5,554	5,404	(c)
Morgan Stanley ABS Capital Inc. Trust, 2004-HE7 M1 (1 mo. USD LIBOR + 0.900%)	3.984%	8/25/34	872,967	828,893	(c)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	13,425	13,423	(c)
Origen Manufactured Housing Contract Trust, 2006-A A2	4.067%	10/15/37	374,588	385,642	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.868%	4/15/37	484,828	449,061	(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $2,651,224)				2,886,336

CONVERTIBLE BONDS & NOTES - 1.3%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,370,000	945,985

INDUSTRIALS - 0.5%
Airlines - 0.5%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	800,000	685,200

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,938,172)				1,631,185

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 1.0%
Banc of America Funding Trust, 2004-B 6A1	2.228%	12/20/34	151,994	126,371	(c)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. USD LIBOR + 0.640%)	3.724%	4/25/34	47,452	45,440	(c)
CHL Mortgage Pass-Through Trust, 2005-7 1A1 (1 mo. USD LIBOR + 0.540%)	3.624%	3/25/35	214,875	193,648	(c)
Federal National Mortgage Association (FNMA), 2004-W15 1A2	6.500%	8/25/44	55,808	57,494

See Notes to Schedule of Investments.

14	Western Asset Premier Bond Fund 2022 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Impac CMB Trust, 2004-10 2A (1 mo. USD LIBOR + 0.640%)	3.724%	3/25/35	55,498	$50,014	(c)
Impac CMB Trust, 2005-2 2A2 (1 mo. USD LIBOR + 0.800%)	3.884%	4/25/35	16,375	14,679	(c)
MAFI II Remic Trust, 1998-BI B1	5.614%	11/20/24	128,538	103,552	(c)
MERIT Securities Corp., 2011PA B3 (1 mo. USD LIBOR + 2.250%)	5.363%	9/28/32	447,003	403,343	(a)(c)
Prime Mortgage Trust, 2005-2 2XB, IO	1.743%	10/25/32	1,055,216	73,077	(c)
Prime Mortgage Trust, 2005-5 1X, IO	1.095%	7/25/34	1,317,100	42,037	(c)
RAMP Trust, 2005-SL2 APO, STRIPS, PO	0.000%	2/25/32	2,087	1,683
Regal Trust IV, 1999-1 A (11th District Cost of Funds + 1.500%)	1.993%	9/29/31	1,250	1,207	(a)(c)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	2.713%	6/20/33	5,384	5,146	(c)
Sequoia Mortgage Trust, 2004-10 A1A (1 mo. USD LIBOR + 0.620%)	3.613%	11/20/34	4,233	3,860	(c)
Structured Asset Securities Corp., 1998-RF2 A	4.739%	7/15/27	67,306	67,159	(a)(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	3.845%	3/25/33	35,792	35,151	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR6 A (1 mo. USD LIBOR + 0.840%)	3.924%	5/25/44	19,894	19,763	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,058,869)				1,243,624

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $9,613)		5/28/28	10,040	1,255	*

			SHARES
PREFERRED STOCKS - 0.0%††
FINANCIALS - 0.0%††
Diversified Financial Services - 0.0%††
Corporate Backed Trust Certificates (Cost - $0)	7.375%		33,900	34	*(g)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $207,204,368)				196,047,118

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	15

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $573,103)	2.799%	573,103	$573,103	(l)

TOTAL INVESTMENTS** - 152.8% (Cost - $207,777,471)			196,620,221
Liabilities in Excess of Other Assets - (52.8)%			(67,933,451)

TOTAL NET ASSETS - 100.0%			$128,686,770

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

**	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	The coupon payment on this security is currently in default as of September 30, 2022.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of September 30, 2022. The interest rate for fully unfunded term loans is to be determined.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2022, the total market value of investments in Affiliated Companies was $573,103 and the cost was $573,103 (Note 2).

See Notes to Schedule of Investments.

16	Western Asset Premier Bond Fund 2022 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PO	— Principal Only
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At September 30, 2022, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank Securities	2.910%	8/24/2022	11/23/2022	$11,961,625	U.S. Government & Agency Obligations	$11,659,892
Goldman Sachs & Co.	3.400%	9/23/2022	TBD***	901,623	Corporate Bonds & Notes	947,098
					Cash	106,000

				$12,863,248		$12,712,990

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of September 30, 2022.

At September 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	739,037	EUR	729,028	BNP Paribas SA	10/18/22	$23,671
USD	1,838,076	GBP	1,524,767	Goldman Sachs Group Inc.	10/18/22	134,935
USD	365,637	EUR	360,000	JPMorgan Chase & Co.	10/18/22	12,384

Total						$170,990

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	17

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Premier Bond Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified closed-end management investment company. The Fund commenced investment operations on March 28, 2002. The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$154,059,620	—	$154,059,620
U.S. Government & Agency Obligations	—	15,820,438	—	15,820,438
Sovereign Bonds	—	13,453,898	—	13,453,898
Senior Loans	—	6,950,728	—	6,950,728
Asset-Backed Securities	—	2,886,336	—	2,886,336
Convertible Bonds & Notes	—	1,631,185	—	1,631,185
Collateralized Mortgage Obligations	—	1,243,624	—	1,243,624
Warrants	$1,255	—	—	1,255
Preferred Stocks	—	34	—	34

Total Long-Term Investments	1,255	196,045,863	—	196,047,118

Short-Term Investments†	573,103	—	—	573,103

Total Investments	$574,358	$196,045,863	—	$196,620,221

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$170,990	—	$170,990

Total	$574,358	$196,216,853	—	$196,791,211

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31,	Purchased		Sold		Realized	Dividend	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at September 30,
	2021	Cost	Shares	Cost	Shares	Gain (Loss)	Income	(Depreciation)	2022
Western Asset Premier Institutional Government Reserves, Premium Shares	$912,279	$31,916,865	31,916,865	$32,256,041	32,256,041	—	$9,775	—	$573,103

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